Revenue and expenses (Schedule of detailed information about impairment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses [Line Items]
Asset impairment loss	$ 0	$ 322,249
Arizona [Member]
Revenue And Expenses [Line Items]
Asset impairment loss		322,249
Tax impact - (recovery)		(80,143)
After-tax impairment charge		$ 242,106